Fees and Expenses	May 31, 2026 USD ($)
Angel Oak Multi-Strategy Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts or waivers is available from your financial professional, in the sections “Sales Charges—Class A Shares” on page 42 of the Prospectus, and in “Appendix A—Waivers and Discounts Available from Intermediaries.”
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect any applicable expense limit and/or fee waiver for the first year only. Although your actual costs may be higher or lower and the Fund’s actual return may be greater or less than the hypothetical 5%, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	If you do not redeem your shares:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2026, the portfolio turnover rate for the Fund was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	75.00%
Angel Oak Multi-Strategy Income Fund | Angel Oak Multi-Strategy Income Fund Class A
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Expenses Deferred Charges [Text Block]	There is no initial sales charge on purchases of Class A shares of $500,000 or more, however, a contingent deferred sales charge of up to 1.00% will be imposed if such Class A shares are redeemed within twelve (12) months of their purchase.
Angel Oak Multi-Strategy Income Fund | Angel Oak Multi-Strategy Income Fund, Class C
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	The Fund charges this fee on Class C shares redeemed within one year of purchase.
Angel Oak UltraShort Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A1 shares of the Fund. More information about these and other discounts or waivers is available from your financial professional, in the sections “Sales Charges—Class A1 Shares” on page 43 of the Prospectus, and in “Appendix A—Waivers and Discounts Available from Intermediaries.”
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Limit for the first year only. Although your actual costs may be higher or lower and the Fund’s actual return may be greater or less than the hypothetical 5%, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	If you do not redeem your shares:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2026, the portfolio turnover rate for the Fund was 76% of the average value of its portfolio.
Portfolio Turnover, Rate	76.00%
Angel Oak UltraShort Income Fund | Angel Oak UltraShort Income Fund Class A1
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A1 shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Expenses Deferred Charges [Text Block]	There is no initial sales charge on purchases of Class A1 shares of $250,000 or more, however, a contingent deferred sales charge of up to 0.50% will be imposed if such Class A1 shares are redeemed within twelve (12) months of their purchase.
Angel Oak Income ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The fee waiver and expense reimbursement discussed in the table above is reflected only for the first year.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2026, the portfolio turnover rate for the Fund was 85% of the average value of its portfolio.
Portfolio Turnover, Rate	85.00%
Angel Oak UltraShort Income ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The fee waiver and expense reimbursement discussed in the table above is reflected only for the first year.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2026, the portfolio turnover rate for the Fund was 87% of the average value of its portfolio.
Portfolio Turnover, Rate	87.00%
Angel Oak High Yield Opportunities ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.	[1]
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2026, the portfolio turnover rate for the Angel Oak High Yield Opportunities Fund (the “Predecessor High Yield Fund”) was 58% of the average value of its portfolio.	[1]
Portfolio Turnover, Rate	58.00%
Angel Oak Mortgage-Backed Securities ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). The example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2026, the portfolio turnover rate for the Angel Oak Total Return Bond Fund (the “Predecessor Total Return Fund”) was 97% of the average value of its portfolio.
Portfolio Turnover, Rate	97.00%

[1]	The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser which are waived), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund, expenses, expenses of shareholder proposals, contested elections, or non-routine shareholder meetings, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.34% of the Fund’s average daily net assets (the “Expense Limit”) through September 30, 2027. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense. Fee Waiver/Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement have been restated to reflect the current expense limitation arrangement.